Note 2 - Basis of Preparation	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]

2.     Basis of preparation:

a) Statement of compliance:

These interim Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared in accordance with International Accounting Standard (“IAS”) 34 – Interim Financial Reporting and do not include all of the information required for full annual financial statements. These interim Consolidated Financial Statements should be read in conjunction with the Bank’s audited Consolidated Financial Statements for the year ended October 31, 2021.

The interim Consolidated Financial Statements for the three and nine months ended July 31, 2022 and 2021 were approved by the Audit Committee of the Board of Directors on August 29, 2022.

b) Basis of measurement:

These interim Consolidated Financial Statements have been prepared on the historical cost basis except for the investment in Canada Stablecorp Inc. which is measured at fair value through other comprehensive income (see note 6).

c) Functional and presentation currency:

These interim Consolidated Financial Statements are presented in Canadian dollars, which is the Bank’s functional currency. Functional currency is also determined for each of the Bank’s subsidiaries and items included in the interim financial statements of the subsidiaries are measured using their functional currency.

d) Use of estimates and judgements:

In preparing these interim Consolidated Financial Statements, management has exercised judgement and developed estimates in applying accounting policies and generating reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting periods. Significant judgement was applied in assessing significant changes in credit risk on financial assets and in the selection of relevant forward-looking information in assessing the Bank’s allowance for expected credit losses on its financial assets as described in note 5 – Loans. Estimates are applied in the determination of the allowance for expected credit losses on financial assets and the measurement of deferred income taxes. It is reasonably possible, on the basis of existing knowledge, that actual results may vary from that expected in the development of these estimates. This could result in material adjustments to the carrying amounts of assets and/or liabilities affected in the future.

Estimates were applied by management in determining the fair value of stock options granted in the first quarter of fiscal 2022 as described in note 9.

Available forward-looking information, including forecast macroeconomic indicator and industry performance trend data are influenced by a number of factors, including, but not limited to, the anticipation of continued monetary policy tightening and the effectiveness of same on mitigating inflation levels, consumers’ ability to service household debt at higher interest rates, the sustainability of a strong labour market and the effectiveness of low unemployment offsetting the impact of elevated inflation as well as geo-political risk derived from the crisis in Ukraine and the impact of the crisis on global supply chains. The dynamic nature of these macroeconomic influences and the trends exhibited by the available forward looking information derived from same results in the assumptions, judgements and estimates made by management in the preparation of these interim Consolidated Financial Statements being subject to some uncertainty.

Estimates and their underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are applied prospectively once they are known.